Parent Company Only Financial Information (Narrative) (Detail) (Under The Company Law [Member], BTMU And MUTB [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Under The Company Law [Member] | BTMU And MUTB [Member]
Parent Company Only Financial Information [Line Items]
Unrestricted amount of retained earnings that are in excess of the level required under the statutory reserve requirements	¥ 5,511,969